Risk management - Risk Governance (Details)	12 Months Ended
Dec. 31, 2019 area report line_of_defense
Risk management
Risk management and control model, number of lines of defense | line_of_defense	3
Number of main areas for risk identification | area	3
Number of reports | report	3